Fair Value Measurements - Fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets:
Current derivative assets	$ 2,276	$ 8,112
Non-current derivative assets	1,908	5,189
Financial liabilities:
Current derivative liabilities	247
Non-current derivative liabilities	909
Carrying Value | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial liabilities:
Current derivative liabilities	247
Non-current derivative liabilities	909
Fair Value | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial liabilities:
Current derivative liabilities	247
Non-current derivative liabilities	909
Recurring | Carrying Value
Financial assets:
Cash and cash equivalents	88,983	66,933
Financial liabilities:
Long-term debt, current and non-current	959,633	909,653
Recurring | Carrying Value | Interest rate swap contracts
Financial assets:
Current derivative assets	2,276	8,112
Non-current derivative assets	1,908	5,189
Financial liabilities:
Current derivative liabilities	247
Non-current derivative liabilities	909
Recurring | Fair Value
Financial assets:
Cash and cash equivalents	88,983	66,933
Financial liabilities:
Long-term debt, current and non-current	941,525	887,192
Recurring | Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	2,276	8,112
Non-current derivative assets	1,908	5,189
Financial liabilities:
Current derivative liabilities	247
Non-current derivative liabilities	909
Recurring | Fair Value | Price in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	88,983	66,933
Recurring | Fair Value | Significant Other Observable Inputs (Level 2)
Financial liabilities:
Long-term debt, current and non-current	941,525	887,192
Recurring | Fair Value | Significant Other Observable Inputs (Level 2) | Interest rate swap contracts
Financial assets:
Current derivative assets	2,276	8,112
Non-current derivative assets	1,908	$ 5,189
Non-Recurring | Carrying Value
Financial liabilities:
Non-current asset: Vessel	59,498
Non-Recurring | Fair Value
Financial liabilities:
Non-current asset: Vessel	59,498
Non-Recurring | Fair Value | Significant Unobservable Inputs (Level 3)
Financial liabilities:
Non-current asset: Vessel	$ 59,498